Expenses by nature (Tables)	9 Months Ended
Sep. 30, 2025
Expenses by nature [Abstract]
Expenses by Nature
The following table provides the consolidated statement of comprehensive loss classification of our expense by nature:

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
	$’000	$’000	$’000	$’000
External research and development expenses	7,027	6,728	18,534	21,651
Employee expenses[1,3]	3,491	1,606	8,733	4,964
Depreciation	10	5	23	16
Other expenses	39	58	87	179
Total research and development expenses	10,567	8,397	27,377	26,810

External costs	3,615	3,016	10,178	7,253
Employee expenses[2,3]	2,304	1,134	6,222	3,084
Depreciation	79	74	224	221
Total general and administrative expenses	5,998	4,224	16,624	10,558
Total operating expenses	16,565	12,621	44,001	37,368

[1]Included in employee expenses is a share-based compensation expense of $1.1 million and $2.7 million for the three and nine months ended September 30, 2025, respectively, relating to employees in the research and development department (three and nine months ended September 30, 2024, $0.1 million and $0.2 million, respectively).

[2]Included in employee expenses is share-based compensation expense of $1.2 million and $3.2 million for the three and nine months ended September 30, 2025, respectively, relating to employees in the general and administrative department (three and nine months ended September 30, 2024, $0.1 million and $0.2 million, respectively).

[3]Includes termination expenses incurred in the period.